F/m Investments Large Cap Focused Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Value
Aerospace & Defense - 2.2%
Howmet Aerospace, Inc.	8,764	$ 2,263,303

Apparel & Textile Products - 3.5%
On Holding AG - Class A (a)	87,645	3,577,669

Chemicals - 3.5%
Solstice Advanced Materials, Inc.	42,438	3,574,553

E-Commerce Discretionary - 3.7%
Amazon.com, Inc. (a)	13,962	3,778,676

Electric Utilities - 2.7%
Duke Energy Corp.	22,484	2,759,461

Electrical Equipment - 2.6%
Forgent Power Solutions, Inc. (a)	48,379	2,644,396

Entertainment Content - 3.0%
Netflix, Inc. (a)	36,224	3,115,988

Home & Office Products - 2.7%
SharkNinja, Inc. (a)	22,510	2,743,744

Internet Media & Services - 8.4%
Alphabet, Inc. - Class A	10,750	4,088,655
Meta Platforms, Inc. - Class A	7,106	4,494,616
		8,583,271

Retail - Consumer Staples - 2.9%
Casey's General Stores, Inc.	3,804	2,918,201

Semiconductors - 26.8% (b)
Advanced Micro Devices, Inc. (a)	10,682	5,512,980
Astera Labs, Inc. (a)	11,961	4,100,829
Broadcom, Inc.	12,531	5,598,475
NVIDIA Corp.	57,841	12,212,549
		27,424,833

Software - 8.7%
Microsoft Corp.	14,028	6,315,967
Palo Alto Networks, Inc. (a)	8,993	2,533,238
		8,849,205

Steel - 2.9%
Steel Dynamics, Inc.	11,326	2,946,459

Technology Hardware - 17.3%
Apple, Inc.	46,875	14,627,812
Arista Networks, Inc. (a)	18,944	3,021,000

			17,648,812

Transportation & Logistics - 3.0%
United Parcel Service, Inc. - Class B	29,103		3,104,999
TOTAL COMMON STOCKS (Cost $70,629,244)			95,933,570

EXCHANGE TRADED FUNDS - 4.4%	Shares		Value
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (c)	76,084		3,804,200
F/m US Treasury 6 Month Bill ETF (c)	15,244		762,657
TOTAL EXCHANGE TRADED FUNDS (Cost $4,578,644)			4,566,857

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.2%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.56% (d)	2,250,123		2,250,123
TOTAL MONEY MARKET FUNDS (Cost $2,250,123)			2,250,123

TOTAL INVESTMENTS - 100.5% (Cost $77,458,011)			102,750,550
Liabilities in Excess of Other Assets - (0.5)%		(0.00541)	(552,983)
TOTAL NET ASSETS - 100.0%			$ 102,197,567

Percentages are stated as a percent of net assets.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

F/m Investments Large Cap Focused Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 95,933,570	$ –	$ –	$ 95,933,570
Exchange Traded Funds	4,566,857	–	–	4,566,857
Money Market Funds	2,250,123	–	–	2,250,123
Total Investments	$ 102,750,550	$ –	$ –	$ 102,750,550

Refer to the Schedule of Investments for further disaggregation of investment categories.